(Loss) Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of computation of basic and diluted earnings (Losses) per share
Basic and diluted earnings per share for each of the years presented are calculated as follows, the effect of share options and restricted share units were excluded from the computation of diluted net loss per share for the years ended December 31, 2019 and 2021, as its effect would be anti-dilutive:

	Year ended December 31
	2019	2020	2021
	Ordinary shares	Ordinary shares	Class A Ordinary shares	Class A Ordinary shares	Class B Ordinary shares	Class B Ordinary shares
	RMB	RMB	RMB	US$	RMB	US$
(Loss) earnings per share—basic
Numerator:
Net (loss) income attributable to Cheetah Mobile Inc.	(313,977)	416,732	(118,975)	(18,670)	(232,151)	(36,430)
Accretion of redeemable noncontrolling interests	(29,865)	—	—	—	—	—
Dilution effect arising from dividends declared on share awards of consolidated subsidiaries	(326)	(10,669)	(681)	(107)	(1,328)	(208)

Net (loss) income attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries	(344,168)	406,063	(119,656)	(18,777)	(233,479)	(36,638)
Denominator:
Weighted average number of ordinary shares outstanding	1,369,041,418	1,402,509,386	484,555,775	484,555,775	945,496,827	945,496,827

(Loss) earnings per share—basic	(0.2514)	0.2895	(0.2469)	(0.0388)	(0.2469)	(0.0388)

(Loss) earnings per share—diluted
Numerator:
Net (loss) income attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries	(344,168)	406,063	(119,656)	(18,777)	(233,479)	(36,638)
Reallocation of net income as a result of conversion of Class B into Class A ordinary shares	—	—	(233,479)	(36,638)	—	—

Net (loss) income attributable to ordinary shareholders	(344,168)	406,063	(353,135)	(55,415)	(233,479)	(36,638)

Denominator:
Weighted average ordinary shares outstanding	1,369,041,418	1,402,509,386	484,555,775	484,555,775	945,496,827	945,496,827
Dilutive effect of Share-based awards	—	18,558,520	—	—	—	—
Conversion of Class B into Class A ordinary shares	—	—	945,496,827	945,496,827	—	—

Denominator used for (loss) earnings per share	1,369,041,418	1,421,067,906	1,430,052,602	1,430,052,602	945,496,827	945,496,827

(Loss) earnings per share—diluted	(0.2514)	0.2857	(0.2469)	(0.0388)	(0.2469)	(0.0388)

(Loss) earnings per ADS:
Denominator used for (loss) earnings per ADS—basic	136,904,142	140,250,939	48,455,578	48,455,578
Denominator used for (loss) earnings per ADS—diluted	136,904,142	142,106,791	143,005,260	143,005,260
(Loss) earnings per ADS—basic	(2.5140)	2.8953	(2.4694)	(0.3875)

(Loss) earnings per ADS—diluted	(2.5140)	2.8575	(2.4694)	(0.3875)